FINANCIAL ASSETS AND LIABILITIES - Adjustment factor (Details) - Itaipu $ / shares in Units, R$ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2021 BRL (R$) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries
Total | R$	R$ (664,110)	R$ (149,761)
Binacional adjustment factor
Disclosure of subsidiaries
Regulatory assets - current assets	1,903,217	2,837,610	$ 401,709	$ 508,487
Regulatory assets - non-current assets	311,386	306,339	65,724	54,895
Total financial assets	2,214,603	3,143,949	467,433	563,382
Repayment obligation - Union - Current liabilities	(1,491,364)	(2,162,803)	(314,780)	(387,564)
Repayment obligation - Union - Non-current liabilities	(288,231)	(283,559)	(60,836)	(50,812)
Total financial liabilities	(1,779,595)	(2,446,362)	(375,616)	(438,376)
Total	R$ 435,008	R$ 697,587	$ 91,817	$ 125,006
Adopted rate | $ / shares	R$ 4.74	R$ 5.58